UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 59.5%
Communications - 2.0%
2,000	Rogers Communications, Inc.	68,420
3,700	Verizon Communications, Inc.	136,160

		204,580

Consumer Durables - 0.5%
900	Tupperware Brands Corp.	48,366

Consumer Non-Durables - 6.0%
700	Coach, Inc.	36,281
2,100	Coca-Cola Co.	141,876
1,325	General Mills, Inc.	50,973
350	NIKE, Inc.	29,928
2,000	PepsiCo, Inc.	123,800
1,800	Philip Morris International, Inc.	112,284
1,800	Procter & Gamble Co.	113,724

		608,866

Consumer Services - 2.0%
1,650	McDonald’s Corp.	144,903
650	Visa, Inc.	55,718

		200,621

Electronic Technology - 9.3%
550	Apple, Inc. *	209,649
4,900	Applied Materials, Inc.	50,715
4,700	Atmel Corp. *	37,929
2,150	Broadcom Corp. *	71,574
3,450	Ciena Corp. *	38,640
1,200	EMC Corp. *	25,188
400	F5 Networks, Inc. *	28,420
5,400	Intel Corp.	115,182
1,075	International Business Machines Corp.	188,157
3,100	Qualcomm, Inc.	150,753
925	VeriFone Systems, Inc. *	32,394

		948,601

Energy Minerals - 5.1%
800	Apache Corp.	64,192
2,200	Chevron Corp.	203,544
1,550	Marathon Petroleum Corp.	41,943
2,025	Occidental Petroleum Corp.	144,788
1,325	Southwestern Energy Co. *	44,162
325	Walter Energy, Inc.	19,503

		518,132

Finance - 5.2%
850	ACE, Ltd.	51,510
125	CME Group, Inc.	30,800
725	Franklin Resources, Inc.	69,339
455	Goldman Sachs Group, Inc.	43,020
2,800	JPMorgan Chase & Co.	84,336
500	M&T Bank Corp.	34,950
2,500	Marsh & McLennan Cos., Inc.	66,350

Quantity	Name of Issuer	Fair Value ($)
500	PartnerRe, Ltd.	26,135
800	Prudential Financial, Inc.	37,488
3,700	Wells Fargo & Co.	89,244

		533,172

Health Services - 0.9%
600	Express Scripts, Inc. *	22,242
600	McKesson Corp.	43,620
500	Medco Health Solutions, Inc. *	23,445

		89,307

Health Technology - 5.3%
850	Allergan, Inc.	70,023
1,575	Celgene Corp. *	97,524
1,100	Gilead Sciences, Inc. *	42,680
200	Intuitive Surgical, Inc. *	72,856
700	Johnson & Johnson	44,597
1,800	Pfizer, Inc.	31,824
2,000	St. Jude Medical, Inc.	72,380
600	Stryker Corp.	28,278
900	Thermo Fisher Scientific, Inc. *	45,576
750	Varian Medical Systems, Inc. *	39,120

		544,858

Industrial Services - 1.0%
1,200	Schlumberger, Ltd.	71,676
1,200	Seadrill, Ltd.	33,036

		104,712

Non-Energy Minerals - 0.5%
650	Allegheny Technologies, Inc.	24,044
1,000	Freeport-McMoRan Copper & Gold, Inc.	30,450

		54,494

Process Industries - 1.5%
1,825	Ecolab, Inc.	89,224
700	Praxair, Inc.	65,436

		154,660

Producer Manufacturing - 6.3%
875	3M Co.	62,816
2,600	ABB, Ltd., ADR	44,408
1,675	Danaher Corp.	70,250
1,400	Deere & Co.	90,398
1,825	Emerson Electric Co.	75,391
3,400	General Electric Co.	51,816
525	Goodrich Corp.	63,357
1,800	Johnson Controls, Inc.	47,466
400	Precision Castparts Corp.	62,184
1,100	United Technologies Corp.	77,396

		645,482

Retail Trade - 5.1%
325	Amazon.com, Inc. *	70,275

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)
650	Costco Wholesale Corp.	53,378
1,900	Dick’s Sporting Goods, Inc. *	63,574
1,500	Home Depot, Inc.	49,305
1,000	Kohl’s Corp.	49,100
2,100	Target Corp.	102,984
1,425	TJX Cos., Inc.	79,045
950	Wal-Mart Stores, Inc.	49,305

		516,966

Technology Services - 6.4%
1,600	Accenture, PLC	84,288
1,100	Cognizant Technology Solutions Corp. *	68,970
255	Google, Inc. *	131,167
550	Informatica Corp. *	22,522
5,800	Oracle Corp.	166,692
140	priceline.com, Inc. *	62,924
525	Salesforce.com, Inc. *	59,997
700	VMware, Inc. *	56,266

		652,826

Transportation - 1.7%
1,100	Expeditors International of Washington, Inc.	44,605
1,100	Union Pacific Corp.	89,837
625	United Parcel Service, Inc.	39,469

		173,911

Utilities - 0.7%
1,350	Calpine Corp. *	19,008
1,800	Wisconsin Energy Corp.	56,322

		75,330

Total Common Stocks
(cost: $5,331,525)		6,074,884

Bonds - 35.0%
Asset-Backed Securities - 4.0%
35,915	Bayview Financial Acquisition Trust,
	2006-D 1A2, 5.66%, 12/28/36	35,151
98,829	Centex Home Equity,
	2004-D AF4, 4.68%, 6/25/32	93,696
40,757	Chase Funding Mtge. Loan Asset-Backed Certs.,
	2003-6 1A4, 4.50%, 11/25/34	40,214
81,091	Citifinancial Mortgage Securities, Inc.,
	2003-1 AF5, 4.28%, 1/25/33	79,800
50,000	First Franklin Mtge. Loan Asset-Backed Certs.,
	2005-FF2 M2, 0.66%, 3/25/35[1]	42,169
	Green Tree Financial Corp.:
15,466	1997-6 A10, 6.87%, 1/15/29	16,688
11,699	1997-1 A6, 7.29%, 3/15/28	12,462
34,787	New Century Home Equity Loan Trust,
	2005-A A4W, 5.04%, 8/25/35	31,010
	Origen Manufactured Housing:
7,754	2002-A A3, 6.17%, 5/15/32 [1]	7,995

Principal Amount ($)	Name of Issuer	Fair Value ($)
4,587	2001-A A5, 7.08%, 3/15/32 [1]	4,613
19,947	Residential Asset Securities Corp.,
	2004 KS2 AI4, 4.18%, 12/25/31[1]	19,495
24,109	Residential Funding Mortgage Securities II, Inc.,
	2003-HI2 A6, 4.76%, 7/25/28	23,514

		406,807

Collateralized Mortgage Obligations - 4.8%
55,490	Fannie Mae,
	2010-108 AP, 7.00%, 9/25/40	64,718
25,341	Fannie Mae Grantor Trust,
	2004-T3, 1A3, 7.00%, 2/25/44	29,673
92,213	Freddie Mac REMIC,
	7.50%, 6/15/30	107,535
110,028	Government National Mortgage Association,
	2005-74 HA, 7.50%, 9/16/35	124,941
11,417	Master Asset Securitization Trust,
	2003-4 CA1, 8.00%, 5/25/18	12,073
39,135	Residential Funding Mortgage Securities I,
	2005-S6 A2, 5.25%, 8/25/35	40,218
34,326	Specialty Underwriting & Residential Finance,
	2004-AA1 2A2, 5.50%, 10/25/34	34,395
65,470	Vendee Mortgage Trust,
	2008-1 B, 8.04%, 3/15/25[1]	82,287

		495,840

Corporate Bonds - 7.5%
25,000	Coca-Cola Refreshments USA, Inc.,
	8.00%, 9/15/22	35,077
25,000	Comerica Bank (Subordinated),
	8.38%, 7/15/24	27,283
91,206	Continental Airlines 2009-1 Pass Thru Certs.,
	9.00%, 7/8/16	98,503
25,000	First Maryland Capital I (Subordinated),
	1.25%, 1/15/27 [1]	21,049
100,000	Genworth Financial, Inc.,
	7.70%, 6/15/20	88,135
50,000	International Business Machines Corp.,
	8.38%, 11/1/19	70,554
50,000	JPMorgan Chase Capital XXV (Subordinated),
	6.80%, 10/1/37	50,182
45,000	NTC Capital I (Subordinated),
	0.77%, 1/15/27 [1]	37,477
25,000	PartnerRe Finance B LLC,
	5.50%, 6/1/20	25,996
50,000	Pitney Bowes, Inc.,
	5.25%, 1/15/37	50,745
78,296	Procter & Gamble ESOP,
	9.36%, 1/1/21	104,362
50,000	RenRe North America Holdings, Inc.,
	5.75%, 3/15/20	52,457
25,000	Susa Partnership LP,
	8.20%, 6/1/17	29,946

See accompanying notes to schedule of investments
2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)
50,000	Sysco Corp.,
	6.63%, 3/17/39	73,363

		765,129

Federal Home Loan Mortgage Corporation - 2.6%
49,678	7.00%, 7/1/32	56,945
32,283	7.00%, 5/1/34	37,289
52,297	7.00%, 11/1/37	59,947
22,342	7.00%, 1/1/39	25,650
35,038	7.50%, 11/1/36	40,737
17,440	8.00%, 9/1/15	19,175
18,529	8.38%, 5/17/20	21,215

		260,958

Federal National Mortgage Association - 5.6%
63,938	6.63%, 11/1/30	72,938
50,463	6.63%, 1/1/31	57,565
34,196	7.00%, 12/1/32	39,788
45,175	7.00%, 12/1/36	52,561
36,462	7.00%, 11/1/38	41,877
56,458	7.23%, 12/1/30	65,707
9,539	7.50%, 6/1/32	11,208
31,710	7.50%, 4/1/33	36,522
33,142	7.50%, 11/1/33	38,707
47,893	7.50%, 1/1/34	55,935
15,815	7.50%, 4/1/38	18,471
44,256	8.00%, 2/1/31	51,924
14,450	8.45%, 7/15/26	17,213
7,610	9.50%, 5/1/27	9,159
831	9.75%, 1/15/13	875
413	10.25%, 6/15/13	437

		570,887

Government National Mortgage Association - 3.1%
51,221	6.63%, 4/20/31	58,931
30,284	7.00%, 12/15/24	35,261
52,540	7.23%, 12/20/30	60,954
57,913	8.00%, 7/15/24	68,172
74,663	8.38%, 3/15/31	90,574
1,136	9.50%, 9/20/18	1,339

		315,231

Taxable Municipal Securities - 2.0%
100,000	Academica Charter Schools,
	8.00%, 8/15/24[4]	78,797
50,000	Coalinga-Huron Joint Unified Sch. Dist. G.O.,
	5.43%, 8/1/21	51,256
50,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin. Rev.,
	8.75%, 8/15/27	51,766
25,000	Utah St. Build America Bond G.O.,
	3.54%, 7/1/25	26,566

		208,385

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)
U.S. Government / Federal Agency Securities - 3.9%
	U.S. Treasury Strips:
275,000	3.09%, 8/15/20 [6]	232,896
100,000	4.21%, 2/15/36 [6]	47,942
100,000	United States Treasury Note,
	3.75%, 8/15/41	116,422

		397,260

Foreign Government Bonds - 1.5%
50,000	Canada Government International Bond,
	2.38%, 9/10/14	52,622
50,000	Hydro-Quebec,
	8.40%, 3/28/25	75,510
25,000	Province of Ontario Canada,
	1.60%, 9/21/16	24,973

		153,105

Total Bonds
(cost: $3,411,701)		3,573,602

Closed-End Mutual Funds - 0.6%
1,703	American Strategic Income Portfolio, Inc.	17,882
4,300	American Strategic Income Portfolio, Inc. II	35,088
600	Blackrock Build America Bond Trust	12,120

Total Closed-End Mutual Funds
(cost: $69,411)		65,090

Total Investments in Securities - 95.1%
(cost: $8,812,637)		9,713,576
Other Assets and Liabilities, net - 4.9%		500,265

Total Net Assets - 100.0%		$10,213,841

*	Non-income producing security.
[1]	Variable rate security. Rate disclosed is as of September 30, 2011.
[4]

144A Restricted Security. The total value of such security as of September 30, 2011 was $78,797 and represented 0.8% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Balanced Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of September 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	6,074,884	—	—	6,074,884
Asset-Backed Securities	—	406,807	—	406,807
Collateralized Mortgage Obligations	—	495,840	—	495,840
Corporate Bonds	—	765,129	—	765,129
Federal Home Loan Mortgage Corporation	—	260,958	—	260,958
Federal National Mortgage Association	—	570,887	—	570,887
Government National Mortgage Association	—	315,231	—	315,231
Taxable Municipal Securities	—	208,385	—	208,385
U.S. Government / Federal Agency Securities	—	397,260	—	397,260
Foreign Government Bonds	—	153,105	—	153,105
Closed-End Mutual Funds	65,090	—	—	65,090

Total:	6,139,974	3,573,602	—	9,713,576

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 96.0%
Communications - 3.6%
129,200	Rogers Communications, Inc.	4,419,932
247,800	Verizon Communications, Inc.	9,119,040

		13,538,972

Consumer Durables - 3.4%
119,450	Snap-On, Inc.	5,303,580
83,400	Stanley Black & Decker, Inc.	4,094,940
61,500	Tupperware Brands Corp.	3,305,010

		12,703,530

Consumer Non-Durables - 10.2%
30,600	Colgate-Palmolive Co.	2,713,608
50,600	Diageo, PLC, ADR	3,842,058
139,125	General Mills, Inc.	5,352,139
50,400	Guess?, Inc.	1,435,896
34,800	NIKE, Inc.	2,975,748
129,500	PepsiCo, Inc.	8,016,050
88,600	Philip Morris International, Inc.	5,526,868
130,000	Procter & Gamble Co.	8,213,400

		38,075,767

Consumer Services - 2.2%
62,100	McDonald’s Corp.	5,453,622
151,400	Pearson, PLC, ADR	2,651,014

		8,104,636

Electronic Technology - 9.6%
218,400	Applied Materials, Inc.	2,260,440
98,600	Broadcom Corp. *	3,282,394
258,100	Intel Corp.	5,505,273
72,500	International Business Machines Corp.	12,689,675
119,500	Linear Technology Corp.	3,304,175
151,100	Qualcomm, Inc.	7,347,993
52,500	TE Connectivity, Ltd.	1,477,350

		35,867,300

Energy Minerals - 9.2%
39,600	Apache Corp.	3,177,504
133,600	Chevron Corp.	12,360,672
49,350	EQT Corp.	2,633,316
104,550	Marathon Petroleum Corp.	2,829,123
43,100	Murphy Oil Corp.	1,903,296
96,000	Occidental Petroleum Corp.	6,864,000
42,100	Sasol, Ltd., ADR	1,709,260
63,900	Total SA, ADR	2,803,293

		34,280,464

Finance - 14.3%
78,500	ACE, Ltd.	4,757,100
105,300	Ameriprise Financial, Inc.	4,144,608
40,400	Franklin Resources, Inc.	3,863,856

Quantity	Name of Issuer	Fair Value ($)
198,700	JPMorgan Chase & Co.	5,984,844
50,400	M&T Bank Corp.	3,522,960
177,600	Marsh & McLennan Cos., Inc.	4,713,504
211,100	Northwest Bancshares, Inc.	2,514,201
80,500	PartnerRe, Ltd.	4,207,735
204,700	PennantPark Investment Corp.	1,825,924
54,600	Prudential Financial, Inc.	2,558,556
68,500	Travelers Cos., Inc.	3,338,005
203,700	US Bancorp	4,795,098
166,800	Validus Holdings, Ltd.	4,156,656
128,500	Wells Fargo & Co.	3,099,420

		53,482,467

Health Services - 1.9%
55,900	McKesson Corp.	4,063,930
122,500	Pharmaceutical Product Development, Inc.	3,143,350

		7,207,280

Health Technology - 10.8%
76,500	Abbott Laboratories	3,912,210
85,600	Baxter International, Inc.	4,805,584
43,150	Becton Dickinson & Co.	3,163,758
90,300	Covidien, PLC	3,982,230
111,600	Johnson & Johnson	7,110,036
156,700	Merck & Co., Inc.	5,125,657
342,400	Pfizer, Inc.	6,053,632
88,600	St. Jude Medical, Inc.	3,206,434
61,700	Stryker Corp.	2,907,921

		40,267,462

Industrial Services - 2.3%
99,337	Halliburton Co.	3,031,765
59,600	National Oilwell Varco, Inc.	3,052,712
84,400	Seadrill, Ltd.	2,323,532

		8,408,009

Non-Energy Minerals - 1.1%
29,900	BHP Billiton, Ltd., ADR	1,986,556
63,900	Freeport-McMoRan Copper & Gold, Inc.	1,945,755

		3,932,311

Process Industries - 2.6%
128,000	EI du Pont de Nemours & Co.	5,116,160
164,400	Olin Corp.	2,960,844
84,400	RPM International, Inc.	1,578,280

		9,655,284

Producer Manufacturing - 9.1%
68,675	3M Co.	4,930,178
155,920	ABB, Ltd., ADR	2,663,114
91,300	Autoliv, Inc.	4,428,050
87,600	Cooper Industries, PLC	4,040,112
41,850	Deere & Co.	2,702,254

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
117,300	Emerson Electric Co.	4,845,663
203,500	General Electric Co.	3,101,340
15,900	Goodrich Corp.	1,918,812
77,250	United Technologies Corp.	5,435,310

		34,064,833

Retail Trade - 4.6%
131,500	Cato Corp.	2,966,640
90,100	Home Depot, Inc.	2,961,587
95,100	Target Corp.	4,663,704
48,700	TJX Cos., Inc.	2,701,389
77,500	Wal-Mart Stores, Inc.	4,022,250

		17,315,570

Technology Services - 4.9%
99,614	Accenture, PLC	5,247,666
54,700	Automatic Data Processing, Inc.	2,579,105
183,600	Microsoft Corp.	4,569,804
152,300	Oracle Corp.	4,377,102
32,700	Syntel, Inc.	1,412,313

		18,185,990

Transportation - 2.4%
48,800	Expeditors International of Washington, Inc.	1,978,840
48,400	Union Pacific Corp.	3,952,828
50,700	United Parcel Service, Inc.	3,201,705

		9,133,373

Utilities - 3.8%
168,000	Kinder Morgan, Inc.	4,349,520

Quantity	Name of Issuer	Fair Value ($)
72,200	NextEra Energy, Inc.	3,900,244
96,045	UGI Corp.	2,523,102
106,400	Wisconsin Energy Corp.	3,329,256

		14,102,122

Total Common Stocks
(cost: $385,061,553)		358,325,370

Closed-End Mutual Funds - 1.9%
163,261	Kayne Anderson MLP Investment Co.	4,541,921
101,100	Tortoise Energy Capital Corp.	2,365,740

Total Closed-End Mutual Funds
(cost: $7,174,022)		6,907,661

Total Investments in Securities - 97.9%
(cost: $392,235,575)		365,233,031
Other Assets and Liabilities, net - 2.1%		7,899,381

Total Net Assets - 100.0%		$373,132,412

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of September 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	358,325,370	—	—	358,325,370
Closed-End Mutual Funds	6,907,661	—	—	6,907,661

Total:	365,233,031	—	—	365,233,031

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.2%
Asia - 6.2%
Australia - 4.2%
2,650	BHP Billiton, Ltd., ADR	176,066
2,200	Rio Tinto, PLC, ADR	96,976
800	Westpac Banking Corp., ADR	76,848

		349,890

China/Hong Kong - 0.9%
2,050	HSBC Holdings, PLC, ADR	77,982

Japan - 1.1%
4,200	Komatsu, Ltd.	90,552

Europe - 28.8%
Denmark - 0.2%
2,200	Pandora A/S	14,668

France - 2.3%
1,525	Schlumberger, Ltd.	91,088
2,400	Total SA, ADR	105,288

		196,376

Germany - 2.8%
790	Muenchener Rueckver	98,115
1,525	Siemens AG, ADR	136,930

		235,045

Ireland - 1.1%
1,700	Accenture, PLC	89,556

Italy - 1.5%
21,900	Enel SPA	96,671
1,050	Tenaris SA, ADR	26,722

		123,393

Norway - 1.0%
3,000	Seadrill, Ltd.	82,590

Spain - 2.1%
10,300	Banco Bilbao Vizcaya Argentaria SA, ADR	83,739
1,065	Inditex SA	90,914

		174,653

Sweden - 0.9%
1,650	Autoliv, Inc.	80,025

Switzerland - 5.5%
1,800	ABB, Ltd., ADR	30,744
1,400	ACE, Ltd.	84,840
600	Kuehne & Nagel International	67,340
2,610	Nestle SA	143,688
92	SGS SA	139,767

		466,379

United Kingdom - 11.4%
1,000	British American Tobacco, PLC	42,225

Quantity	Name of Issuer	Fair Value ($)
3,250	Burberry Group, PLC	59,018
7,600	Carphone Warehouse Group, PLC	39,918
27,800	Centrica, PLC	128,148
1,400	Diageo, PLC, ADR	106,302
3,600	GlaxoSmithKline, PLC, ADR	148,644
8,300	Pearson, PLC, ADR	145,333
2,750	Royal Dutch Shell, PLC, ADR	170,638
20,650	Tesco, PLC	120,959

		961,185

North America - 62.2%
Bermuda - 0.7%
1,225	PartnerRe, Ltd.	64,031

Canada - 2.1%
5,100	Rogers Communications, Inc.	174,471

United States - 59.4%
1,350	3M Co.	96,916
1,700	Abbott Laboratories	86,938
650	Apache Corp.	52,156
4,100	Applied Materials, Inc.	42,435
1,300	Automatic Data Processing, Inc.	61,295
1,600	Baxter International, Inc.	89,824
1,075	Becton Dickinson & Co.	78,819
1,850	Broadcom Corp. *	61,586
775	Caterpillar, Inc.	57,226
2,225	Chevron Corp.	205,857
1,900	Covidien, PLC	83,790
1,400	Deere & Co.	90,398
2,300	EI du Pont de Nemours & Co.	91,931
2,125	Emerson Electric Co.	87,784
525	Franklin Resources, Inc.	50,211
1,850	Freeport-McMoRan Copper & Gold, Inc.	56,332
2,350	General Mills, Inc.	90,404
600	Goldman Sachs Group, Inc.	56,730
2,750	Home Depot, Inc.	90,392
900	Illinois Tool Works, Inc.	37,440
5,800	Intel Corp.	123,714
1,300	International Business Machines Corp.	227,539
2,400	Johnson & Johnson	152,904
4,200	JPMorgan Chase & Co.	126,504
3,400	Kinder Morgan, Inc.	88,026
2,100	Linear Technology Corp.	58,065
1,175	M&T Bank Corp.	82,132
3,050	Marathon Petroleum Corp.	82,533
3,800	Marsh & McLennan Cos., Inc.	100,852
1,850	McDonald’s Corp.	162,467
2,450	Merck & Co., Inc.	80,140
2,575	Microsoft Corp.	64,092
1,850	Occidental Petroleum Corp.	132,275
3,300	Oracle Corp.	94,842
2,200	PepsiCo, Inc.	136,180

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
7,900	Pfizer, Inc.	139,672
1,700	Philip Morris International, Inc.	106,046
1,800	Procter & Gamble Co.	113,724
750	Prudential Financial, Inc.	35,145
3,600	Qualcomm, Inc.	175,068
1,725	Snap-On, Inc.	76,590
1,750	St. Jude Medical, Inc.	63,332
925	Stanley Black & Decker, Inc.	45,417
2,300	Target Corp.	112,792
1,725	TJX Cos., Inc.	95,686
1,375	Travelers Cos., Inc.	67,004
1,125	Tupperware Brands Corp.	60,458
650	Union Pacific Corp.	53,086
1,000	United Parcel Service, Inc.	63,150
1,400	United Technologies Corp.	98,504
3,900	US Bancorp	91,806
5,800	Verizon Communications, Inc.	213,440
850	Wal-Mart Stores, Inc.	44,115
2,400	Wells Fargo & Co.	57,888

		4,993,652

Total Common Stocks
(cost: $8,679,725)		8,174,448

Quantity	Name of Issuer	Fair Value ($)
Closed-End Mutual Funds - 1.4%
2,125	Kayne Anderson MLP Investment Co.	59,118
2,600	Tortoise Energy Capital Corp.	60,840

Total Closed-End Mutual Funds
(cost: $108,312)		119,958

Total Investments in Securities - 98.6%
(cost: $8,788,037)		8,294,406
Other Assets and Liabilities, net - 1.4%		116,048

Total Net Assets - 100.0%		$8,410,454

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	13.7%
Health Technology	11.0
Energy Minerals	10.4
Producer Manufacturing	9.6
Consumer Non-Durables	8.8
Electronic Technology	8.2
Retail Trade	6.9
Communications	4.6
Non-Energy Minerals	3.9
Technology Services	3.7
Consumer Services	3.6
Consumer Durables	3.2
Industrial Services	2.4
Utilities	2.2
Transportation	2.2
Commercial Services	1.7
Process Industries	1.1
Closed-End Mutual Funds	1.4

98.6
Other Assets and Liabilities, net	1.4

100.0%

ADR — American Depositary Receipt

MLP — Master Limited Partnership

PLC — Public Limited Company

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Global Dividend Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of September 30, 2011 is as follows (see notes to schedule of investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2* Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	349,890	—	—	349,890
Bermuda	64,031	—	—	64,031
Canada	174,471	—	—	174,471
China/Hong Kong	77,982	—	—	77,982
Denmark	—	14,668	—	14,668
France	196,376	—	—	196,376
Germany	136,930	98,115	—	235,045
Ireland	89,556	—	—	89,556
Italy	26,722	96,671	—	123,393
Japan	—	90,552	—	90,552
Norway	82,590	—	—	82,590
Spain	83,739	90,914	—	174,653
Sweden	80,025	—	—	80,025
Switzerland	115,584	350,795	—	466,379
United Kingdom	570,917	390,268	—	961,185
United States	4,993,652	—	—	4,993,652

	7,042,465	1,131,983	—	8,174,448

Closed-End Mutual Funds	119,958	—	—	119,958

Total:	7,162,423	1,131,983	—	8,294,406

*	Level 2 equity securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 99.0%
Commercial Services - 1.0%
7,200	Factset Research Systems, Inc.	640,584

Communications - 1.1%
8,750	SBA Communications Corp. *	301,700
24,300	TW Telecom, Inc. *	401,436

		703,136

Consumer Durables - 5.6%
4,800	Fossil, Inc. *	389,088
15,800	Polaris Industries, Inc.	789,526
21,200	Snap-On, Inc.	941,280
26,500	Tupperware Brands Corp.	1,424,110

		3,544,004

Consumer Non-Durables - 4.4%
13,900	Hansen Natural Corp. *	1,213,331
38,900	Iconix Brand Group, Inc. *	614,620
29,000	True Religion Apparel, Inc. *	781,840
5,500	Vera Bradley, Inc. *	198,275

		2,808,066

Consumer Services - 1.5%
16,000	Buffalo Wild Wings, Inc. *	956,800

Electronic Technology - 10.4%
74,500	Atmel Corp. *	601,215
57,300	Ciena Corp. *	641,760
9,500	F5 Networks, Inc. *	674,975
26,200	Meru Networks, Inc. *	213,530
10,700	MICROS Systems, Inc. *	469,837
26,200	Riverbed Technology, Inc. *	522,952
25,800	Rubicon Technology, Inc. *	281,994
46,900	Skyworks Solutions, Inc. *	841,386
17,900	Synaptics, Inc. *	427,810
23,200	Veeco Instruments, Inc. *	566,080
21,300	VeriFone Systems, Inc. *	745,926
31,500	Volterra Semiconductor Corp. *	605,745

		6,593,210

Energy Minerals - 4.9%
38,400	Brigham Exploration Co. *	969,984
25,600	CVR Energy, Inc. *	541,184
80,600	Northern Oil and Gas, Inc. *	1,562,834

		3,074,002

Finance - 6.4%
14,775	Affiliated Managers Group, Inc. *	1,153,189
17,200	Allied World Assurance Co. Holdings AG	923,812
6,500	Signature Bank *	310,245
12,650	Stifel Financial Corp. *	335,984
62,000	TCF Financial Corp.	567,920

Quantity	Name of Issuer	Fair Value ($)
31,600	Validus Holdings, Ltd.	787,472

		4,078,622

Health Services - 2.4%
44,400	Allscripts Healthcare Solutions, Inc. *	800,088
9,200	Stericycle, Inc. *	742,624

		1,542,712

Health Technology - 14.8%
25,200	Alexion Pharmaceuticals, Inc. *	1,614,312
65,800	Amylin Pharmaceuticals, Inc. *	607,334
15,600	Celgene Corp. *	965,952
12,800	Gen-Probe, Inc. *	732,800
11,400	Haemonetics Corp. *	666,672
2,700	Intuitive Surgical, Inc. *	983,556
26,900	NuVasive, Inc. *	459,183
18,400	PerkinElmer, Inc.	353,464
9,100	Techne Corp.	618,891
31,300	Thoratec Corp. *	1,021,632
13,900	United Therapeutics Corp. *	521,111
29,000	Volcano Corp. *	859,270

		9,404,177

Industrial Services - 5.9%
15,500	Atwood Oceanics, Inc. *	532,580
2,800	CARBO Ceramics, Inc.	287,084
27,700	Chicago Bridge & Iron Co. NV	793,051
11,000	Core Laboratories NV	988,130
11,700	Lufkin Industries, Inc.	622,557
45,100	McDermott International, Inc. *	485,276

		3,708,678

Non-Energy Minerals - 1.7%
6,750	Allegheny Technologies, Inc.	249,682
9,000	Haynes International, Inc.	391,050
50,600	Stillwater Mining Co. *	430,100

		1,070,832

Process Industries - 3.3%
7,000	CF Industries Holdings, Inc.	863,730
26,900	Olin Corp.	484,469
15,900	Scotts Miracle-Gro Co.	709,140

		2,057,339

Producer Manufacturing - 11.8%
26,600	AMETEK, Inc.	877,002
13,300	Anixter International, Inc.	630,952
19,200	CLARCOR, Inc.	794,496
7,500	Esterline Technologies Corp. *	388,800
24,600	IDEX Corp.	766,536
19,400	Kaydon Corp.	556,392
20,100	Lincoln Electric Holdings, Inc.	583,101
10,600	MTS Systems Corp.	324,784
24,000	Rofin-Sinar Technologies, Inc. *	460,800

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
26,000	Trimble Navigation, Ltd. *	872,300
10,000	Wabtec Corp.	528,700
24,500	Woodward Governor Co.	671,300

		7,455,163

Retail Trade - 9.4%
31,600	Casey’s General Stores, Inc.	1,379,340
28,300	Cato Corp.	638,448
35,200	Dick’s Sporting Goods, Inc. *	1,177,792
18,600	GameStop Corp. *	429,660
15,900	Lululemon Athletica, Inc. *	773,535
25,000	Ulta Salon Cosmetics & Fragrance, Inc. *	1,555,750

		5,954,525

Technology Services - 11.9%
26,000	ANSYS, Inc. *	1,275,040
32,200	Concur Technologies, Inc. *	1,198,484
35,000	Informatica Corp. *	1,433,250
25,100	Solera Holdings, Inc.	1,267,550
26,900	Syntel, Inc.	1,161,811
25,900	Ultimate Software Group, Inc. *	1,210,048

		7,546,183

Quantity	Name of Issuer	Fair Value ($)
Transportation - 0.8%
18,900	Hub Group, Inc. *	534,303

Utilities - 1.7%
19,700	Gas Natural, Inc.	216,503
6,300	ITC Holdings Corp.	487,809
13,100	UGI Corp.	344,137

		1,048,449

Total Common Stocks
(cost: $58,531,590)		62,720,785

Total Investments in Securities - 99.0%
(cost: $58,531,590)		62,720,785
Other Assets and Liabilities, net 1.0%		636,190

Total Net Assets - 100.0%		$63,356,975

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of September 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	62,720,785	—	—	62,720,785

Total:	62,720,785	—	—	62,720,785

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 96.5%
Africa/Middle East - 1.5%
Israel - 1.0%
5,000	Teva Pharmaceutical Industries, Ltd., ADR	186,100

South Africa - 0.5%
2,600	Sasol, Ltd., ADR	105,560

Asia - 27.4%
Australia - 6.9%
10,100	Australia & New Zealand Banking Group, Ltd.	187,468
20,725	BHP Billiton, Ltd.	686,213
6,900	Rio Tinto, PLC, ADR	304,152
1,800	Westpac Banking Corp., ADR	172,908

		1,350,741

China/Hong Kong - 6.8%
11,900	China Unicom Hong Kong, Ltd., ADR	242,760
10,600	Hong Kong Exchanges & Clearing, Ltd.	153,762
16,270	HSBC Holdings, PLC	124,617
27,150	HSBC Holdings, PLC	207,474
11,000	Hutchison Whampoa, Ltd.	81,405
70,000	Li & Fung, Ltd.	116,801
5,200	New Oriental Education & Tech. Group, ADR *	119,444
6,900	Standard Chartered, PLC	137,662
13,600	Sun Hung Kai Properties, Ltd.	156,019

		1,339,944

Japan - 11.0%
41,000	Daicel Corp.	233,413
1,600	Fanuc, Ltd.	220,393
13,900	Honda Motor Co., Ltd.	407,199
21,000	Kirin Holdings Co., Ltd.	274,681
15,600	Komatsu, Ltd.	336,337
28,000	Kubota Corp.	228,342
5,400	Makita Corp.	192,201
1,800	SMC Corp.	263,092

		2,155,658

South Korea - 2.0%
675	Hyundai Mobis	191,185
550	Samsung Electronics Co., Ltd., GDR	196,087

		387,272

Taiwan - 0.7%
6,775	HTC Corp.	148,758

Quantity	Name of Issuer	Fair Value ($)
Europe - 57.5%
Denmark - 0.3%
7,900	Pandora A/S	52,672

France - 6.9%
4,650	BNP Paribas	183,315
4,300	Dassault Systemes SA	303,644
8,270	Ingenico	309,749
3,550	Schlumberger, Ltd.	212,041
8,000	Total SA	352,954

		1,361,703

Germany - 6.8%
4,050	Adidas AG	246,466
2,550	Allianz SE	239,009
2,500	Muenchener Rueckver	310,491
930	Rational AG	208,770
3,715	Siemens AG	334,239

		1,338,975

Italy - 1.8%
52,250	Enel SPA	230,642
5,000	Tenaris SA, ADR	127,250

		357,892

Netherlands - 1.8%
5,100	ASML Holding NV	176,154
25,800	ING Groep NV *	181,989

		358,143

Norway - 1.0%
6,900	Seadrill, Ltd.	189,957

Spain - 3.6%
33,700	Banco Bilbao Vizcaya Argentaria SA, ADR	273,981
3,850	Inditex SA	328,655
5,400	Telefonica SA	103,490

		706,126

Sweden - 2.0%
3,900	Autoliv, Inc.	189,150
1,950	Millicom International Cellular SA, SDR	194,321

		383,471

Switzerland - 12.1%
10,200	ABB, Ltd., ADR	174,216
1,800	Kuehne & Nagel International	202,019
10,200	Nestle SA	561,538
4,500	Novartis AG	251,378
1,516	Roche Holding AG	244,852
244	SGS SA	370,686
2,300	Sulzer AG	236,360

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
1,250	Syngenta AG *	324,835

		2,365,884

United Kingdom - 21.2%
5,000	Anglo American, PLC	172,056
8,700	British American Tobacco, PLC	367,362
13,000	Burberry Group, PLC	236,072
27,500	Carphone Warehouse Group, PLC	144,440
75,100	Centrica, PLC	346,183
7,000	Diageo, PLC, ADR	531,510
9,300	GlaxoSmithKline, PLC, ADR	383,997
23,600	Pearson, PLC, ADR	413,236
9,675	Reckitt Benckiser Group, PLC	490,215
9,550	Royal Dutch Shell, PLC, ADR	592,578
46,450	Tesco, PLC	272,085
82,400	Vodafone Group, PLC	212,369

		4,162,103

Latin America - 3.3%
Argentina - 0.5%
1,850	MercadoLibre, Inc.	99,437

Brazil - 1.5%
5,500	AGCO Corp. *	190,135
4,500	Petrobras, ADR	101,025

		291,160

Mexico - 0.5%
44,620	Wal-Mart de Mexico	102,312

Peru - 0.8%
6,300	Southern Copper Corp.	157,437

North America - 6.8%
Bermuda - 1.3%
4,850	PartnerRe, Ltd.	253,509

Canada - 4.1%
2,900	Canadian National Railway Co.	193,082
2,900	Lululemon Athletica, Inc. *	141,085
8,000	Rogers Communications, Inc.	273,680
4,250	Royal Bank of Canada	194,310

		802,157

United States - 1.4%
6,300	Covidien, PLC	277,830

Total Common Stocks
(cost: $18,815,322)		18,934,801

Quantity	Name of Issuer	Fair Value ($)
Total Investments in Securities - 96.5%
(cost: $18,815,322)		18,934,801
Other Assets and Liabilities, net - 3.5%		686,670

Total Net Assets - 100.0%		$19,621,471

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Producer Manufacturing	15.6%
Finance	14.2
Consumer Non-Durables	11.3
Energy Minerals	7.6
Health Technology	6.9
Non-Energy Minerals	6.7
Retail Trade	5.3
Communications	5.2
Consumer Durables	4.5
Electronic Technology	4.2
Process Industries	2.9
Consumer Services	2.7
Industrial Services	2.7
Transportation	2.0
Commercial Services	1.9
Technology Services	1.6
Utilities	1.2

96.5
Other Assets and Liabilities, net	3.5

100.0%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

SDR — Swedish Depositary Receipt

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit International Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of September 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2* Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	99,437	—	—	99,437
Australia	477,060	873,681	—	1,350,741
Bermuda	253,509	—	—	253,509
Brazil	291,160	—	—	291,160
Canada	802,157	—	—	802,157
China/Hong Kong	362,204	977,740	—	1,339,944
Denmark	—	52,672	—	52,672
France	212,041	1,149,662	—	1,361,703
Germany	—	1,338,975	—	1,338,975
Israel	186,100	—	—	186,100
Italy	127,250	230,642	—	357,892
Japan	228,342	1,927,316	—	2,155,658
Mexico	102,312	—	—	102,312
Netherlands	176,154	181,989	—	358,143
Norway	189,957	—	—	189,957
Peru	157,437	—	—	157,437
South Africa	105,560	—	—	105,560
South Korea	196,087	191,185	—	387,272
Spain	273,981	432,145	—	706,126
Sweden	189,150	194,321	—	383,471
Switzerland	174,216	2,191,668	—	2,365,884
Taiwan	—	148,758	—	148,758
United Kingdom	1,921,321	2,240,782	—	4,162,103
United States	277,830	—	—	277,830

Total:	6,803,265	12,131,536	—	18,934,801

*

Level 2 equity securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 98.0%
Africa/Middle East - 7.0%
Israel - 0.9%
3,200	NICE Systems, Ltd., ADR *	97,120

South Africa - 6.1%
8,000	Bidvest Group, Ltd.	147,299
10,300	MTN Group, Ltd.	168,268
4,450	Naspers, Ltd.	192,174
5,000	Sasol, Ltd., ADR	203,000

		710,741

Asia - 57.1%
Australia - 5.8%
5,400	BHP Billiton, Ltd., ADR	358,776
5,400	Rio Tinto, Ltd.	316,296

		675,072

China/Hong Kong - 22.7%
81,000	Belle International Holdings, Ltd.	139,643
3,000	China Life Insurance Co., Ltd., ADR	106,530
51,000	China Mengniu Dairy Co., Ltd.	156,044
78,000	China Oilfield Services, Ltd.	99,188
43,500	China Shenhua Energy Co., Ltd.	170,566
11,300	China Unicom Hong Kong, Ltd., ADR	230,520
1,950	CNOOC, Ltd., ADR	312,585
144,000	Daphne International Holdings, Ltd.	127,664
52,000	ENN Energy Holdings, Ltd.	168,214
26,000	Hengan International Group Co., Ltd.	207,649
2,600	Home Inns & Hotels Management, Inc., ADR *	67,002
6,800	Hong Kong Exchanges & Clearing, Ltd.	98,640
44,000	Li & Fung, Ltd.	73,418
6,500	New Oriental Education & Tech. Group, ADR *	149,305
88,000	PetroChina Co., Ltd.	106,594
10,000	Sun Hung Kai Properties, Ltd.	114,720
7,100	Tencent Holdings, Ltd.	147,269
192,000	Travelsky Technology, Ltd.	83,700
77,000	Want Want China Holdings, Ltd.	69,736

		2,628,987

India ** - 4.7%
5,900	ICICI Bank, Ltd., ADR	204,848
3,100	Infosys Technologies, Ltd., ADR	158,317
5,400	Reliance Industries, Ltd., GDR [4]	178,258

		541,423

Indonesia - 2.2%
36,000	Astra International Tbk PT	257,346

Philippines - 1.5%
386,000	Manila Water Co., Inc.	167,106

Singapore - 0.5%
6,000	DBS Group Holdings, Ltd.	53,802

South Korea - 13.0%
14,045	Cheil Worldwide, Inc.	220,045

Quantity	Name of Issuer	Fair Value ($)
443	E-Mart Co., Ltd. *	112,061
660	Hyundai Mobis	186,936
9,007	Industrial Bank of Korea, GDR [4]	107,039
2,100	POSCO, ADR	159,621
570	Samsung Electronics Co., Ltd.	398,006
7,600	Shinhan Financial Group Co., Ltd.	264,986
266	Shinsegae Co., Ltd.	61,446

		1,510,140

Taiwan - 4.6%
56,053	Cathay Financial Holding Co., Ltd.	63,510
21,100	Hon Hai Precision Industry Co., Ltd., GDR	95,019
8,899	HTC Corp.	195,394
81,482	Taiwan Semiconductor Co.	183,397

		537,320

Thailand - 2.1%
51,300	Bangkok Bank PCL	242,598

Europe - 4.1%
Russia - 2.8%
18,500	Gazprom OAO, ADR	176,675
5,650	X5 Retail Group NV, GDR *	155,375

		332,050

Sweden - 1.3%
1,500	Millicom International Cellular SA, SDR	149,478

Latin America - 29.8%
Argentina - 0.5%
1,150	MercadoLibre, Inc.	61,812

Brazil - 21.3%
9,400	AES Tiete SA	117,484
6,200	AGCO Corp. *	214,334
6,100	Arcos Dorados Holdings, Inc.	141,459
21,477	Banco Bradesco SA	314,688
4,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	129,276
12,400	Cia de Bebidas das Americas, ADR	380,060
6,983	Embraer SA, ADR	177,159
34,680	Petrobras	352,287
7,500	Telecomunicacoes de Sao Paulo SA, ADR	198,375
19,100	Vale SA, ADR	435,480

		2,460,602

Chile - 1.7%
2,700	Banco Santander Chile, ADR	198,396

Mexico - 4.3%
11,000	America Movil SAB de CV, ADR	242,880
3,800	Grupo Televisa SA, ADR	69,882
81,000	Wal-Mart de Mexico	185,731

		498,493

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Peru - 2.0%
9,100	Southern Copper Corp.	227,409

Total Common Stocks
(cost: $8,514,938)		11,349,895

Exchange-Traded Funds - 1.1%
22,000	iShares MSCI India *, **
Total Exchange-Traded Funds
(cost: $90,946)		130,020

Total Investments in Securities - 99.1%
(cost: $8,605,884)		11,479,915
Other Assets and Liabilities, net - 0.9%		99,935

Total Net Assets - 100.0%		$11,579,850

*	Non-income producing security.
**	The Fund’s total investment in India including the iShares comprises 5.8% of the Fund’s net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2011 was $285,297 and represented 2.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.4%
Energy Minerals	13.0
Non-Energy Minerals	12.9
Consumer Non-Durables	9.3
Communications	8.5
Electronic Technology	8.4
Consumer Services	7.3
Retail Trade	6.1
Producer Manufacturing	5.6
Utilities	3.9
Technology Services	2.6
Consumer Durables	2.3
Commercial Services	1.9
Industrial Services	0.9

99.1
Other Assets and Liabilities, net	0.9

100.0%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

SDR — Swedish Depositary Receipt

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Developing Markets Growth Fund (Continued)

A summary of the inputs used to value the Fund’s net assets as of September 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2* Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	61,812	—	—	61,812
Australia	358,776	316,296	—	675,072
Brazil	2,460,602	—	—	2,460,602
Chile	198,396	—	—	198,396
China/Hong Kong	865,942	1,763,045	—	2,628,987
India	541,423	—	—	541,423
Indonesia	—	257,346	—	257,346
Israel	97,120	—	—	97,120
Mexico	498,493	—	—	498,493
Peru	227,409	—	—	227,409
Philippines	—	167,106	—	167,106
Russia	176,675	155,375	—	332,050
Singapore	—	53,802	—	53,802
South Africa	203,000	507,741	—	710,741
South Korea	378,721	1,131,419	—	1,510,140
Sweden	—	149,478	—	149,478
Taiwan	—	537,320	—	537,320
Thailand	—	242,598	—	242,598

	6,068,369	5,281,526	—	11,349,895

Exchange-Traded Funds	130,020	—	—	130,020

Total:	6,198,389	5,281,526	—	11,479,915

*	Level 2 equity securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	17

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended September 30, 2011, there were no transfers between Levels 1, 2 and 3.

A summary of the levels for the Funds’ investments as of September 30, 2011 is included with the Funds’ schedule of investments.

18

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011 (Continued)

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

At September 30, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$1,346,829	$(445,890)	$900,939	$8,812,637
Dividend Growth	9,254,034	(36,256,578)	(27,002,544)	392,235,575
Global Dividend Growth	411,759	(905,390)	(493,631)	8,788,037
Small Cap Growth	12,164,145	(7,974,950)	4,189,195	58,531,590
International Growth	2,588,041	(2,468,562)	119,479	18,815,322
Developing Markets Growth	3,629,189	(755,158)	2,874,031	8,605,884

19

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 01, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 01, 2011

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date:	November 01, 2011